Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash and Cash Equivalents	$ 3,693	$ 2,873
Accounts Receivable and Accrued Revenues	5,848	3,870
Income Tax Receivable	0	22
Inventories	5,255	3,919
Assets Held for Sale	525	1,304
Total Current Assets	15,321	11,988
Restricted Cash	213	186
Exploration and Evaluation Assets, Net	725	720
Property, Plant and Equipment, Net	32,851	34,225
Right-of-Use Assets, Net	1,916	2,010
Income Tax Receivable	66	66
Investments in Equity-Accounted Affiliates	330	311
Other Assets	323	431
Deferred Income Taxes	676	694
Goodwill	3,473	3,473
Total Assets	55,894	54,104
Current Liabilities
Accounts Payable and Accrued Liabilities	7,487	6,353
Short-Term Borrowings	0	79
Lease Liabilities	274	272
Contingent Payment	0	236
Income Tax Payable	985	179
Liabilities Related to Assets Held for Sale	119	186
Total Current Liabilities	8,865	7,305
Long-Term Debt	11,228	12,385
Lease Liabilities	2,592	2,685
Decommissioning Liabilities	2,788	3,906
Other Liabilities	790	929
Deferred Income Taxes	3,344	3,286
Total Liabilities	29,607	30,496
Shareholders’ Equity	26,275	23,596
Non-Controlling Interest	12	12
Total Liabilities and Equity	$ 55,894	$ 54,104